INFORMATION BY INDUSTRY SEGMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Industry Segment Data
The following table summarizes the industry segment data for the three-month periods ended March 31, 2015 and 2014:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	2014
Net sales
Paper	$748	$263
Pulp	63	36
Intercompany Eliminations	(5)	—
Total	$806	$299
Operating loss
Paper	$(44)	$(51)
Pulp	(12)	4
Total	$(56)	$(47)
Depreciation, amortization, and depletion
Paper	$51	$21
Pulp	6	5
Total	$57	$26
Capital expenditures
Paper	$7	$13
Pulp	2	3
Total	$9	$16

The following table summarizes the industry segments for the years ended December 31, 2014, 2013, and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Net Sales:
Paper	$1,135,962	$1,232,800	$1,333,796
Pulp	160,651	156,099	140,816
Total	$1,296,613	$1,388,899	$1,474,612
Operating (Loss) Income:
Paper	$(193,667)	$12,360	$(41,585)
Pulp	18,950	21,540	9,215
Total	$(174,717)	$33,900	$(32,370)
Depreciation, Amortization, and Depletion:
Paper	$75,572	$86,605	$100,178
Pulp	15,325	18,125	18,000
Total	$90,897	$104,730	$118,178
Capital Spending:
Paper	$32,338	$34,908	$60,234
Pulp	9,625	5,752	(325)
Total	$41,963	$40,660	$59,909

(1)
Operating loss of the paper segment includes $134.5 million in Restructuring charges recognized in 2014. Operating loss of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, was recognized in 2012 and attributed to the paper segment.

(2)
Capital spending of the pulp segment includes the impact of a $14.7 million cash inflow received in 2012 from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.